Material partly-owned subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of subsidiaries [abstract]
Schedule of proportion of equity interest held by non-controlling interests
(a)	Proportion of equity interest held by non-controlling interests:

Name	Country of incorporation and operation	2018	2017
		%	%

Salmueras Sudamericanas S.A.	Peru	—	25.10

Schedule of accumulated balances of material non-controlling interest
(b)	Accumulated balances of material non-controlling interest:

	2018	2017
	S/(000)	S/(000)

Salmueras Sudamericanas S.A., Note 1.4	—	147

Schedule of loss allocated to material non-controlling interest
(c)	Loss allocated to material non-controlling interest:

	2018	2017	2016
	S/(000)	S/(000)	S/(000)

Fosfatos del Pacífico S.A.	—	365	2,703
Salmueras Sudamericanas S.A.	1,553	12,786	577

Schedule of financial information of these subsidiaries
(d)	The summarized financial information of these subsidiaries is provided below. This information is based on amounts before inter-company transactions’ eliminations:

Summarized statement of profit or loss for the year ended December 31:

	Fosfatos del Pacífico S.A.	Salmueras Sudamericanas S.A.
	S/(000)	S/(000)

2018
Sales of goods	—	—
Cost of sales	—	—
Administrative expenses	—	(2,579)
Other income (expenses)	—	(43)
Finance (expense) income	—	2
Loss before tax	—	(2,620)
Income tax	—	—

Total comprehensive loss	—	(2,620)

Attributable to non-controlling interest	—	(1,553)

2017
Sales of goods	11	—
Cost of sales	(626)	—
Administrative expenses	(1,068)	(3,864)
Other income (expenses)	153	(40,816)
Finance (expense) income	(237)	3
Loss before tax	(1,767)	(44,677)
Income tax	551	(6,265)

Total comprehensive loss	(1,216)	(50,942)

Attributable to non-controlling interest	(365)	(12,786)

	Fosfatos del Pacífico S.A.	Salmueras Sudamericanas S.A.
	S/(000)	S/(000)
2016
Sales of goods	1,965	—
Cost of sales	(6,881)	—
Administrative expenses	(8,694)	(3,829)
Other (expenses) income	(1,006)	52
Finance expense	(793)	(114)
Loss before tax	(15,409)	(3,891)
Income tax	6,399	1,591

Total comprehensive loss	(9,010)	(2,300)

Attributable to non-controlling interest	(2,703)	(577)

Summarized statement of financial position as of December 31:

	Fosfatos del Pacífico S.A.	Salmueras Sudamericanas S.A.
	S/(000)	S/(000)

2018
Cash, inventories and other current assets	—	27
Other receivables, property, plant and equipment and non- current other assets	—	19
Trade payables and other liabilities current	—	(674)

Total equity	—	(628)

Attributable to:
Equity holders of parent	—	(628)

2017
Cash, inventories and other current assets	—	587

Total equity	—	587

Attributable to:
Equity holders of parent	—	440
Non-controlling interest	—	147

Summarized statement of cash flow for the year ended December31:

	Fosfatos del Pacífico S.A.	Salmueras Sudamericanas S.A.
	S/(000)	S/(000)

2018
Net cash flows used in operating activities	—	(1,965)
Net cash flows (used in) provided from investing activities	—	—
Net cash flows provided from financing activities	—	1,405

Net (decrease) increase in cash and cash equivalents	—	(560)

2017
Net cash flows used in operating activities	(2,611)	(4,134)
Net cash flows (used in) provided from investing activities	(6,410)	—
Net cash flows provided from financing activities	5,953	4,250

Net (decrease) increase in cash and cash equivalents	(3,068)	116

2016
Net cash flows used in operating activities	(17,332)	(3,870)
Net cash flows used in investing activities	(22,352)	83
Net cash flows provided from financing activities	39,200	4,100

Net increase (decrease) in cash and cash equivalents	(484)	313